Note 20 - Inventory - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Raw materials	$ 1,435	$ 1,537	$ 0
Total	$ 1,435	$ 1,537	$ 0